Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Sales of goods and services rendered	$ 1,124,352	$ 817,764	$ 887,138
Cost of goods sold and services rendered	(854,965)	(611,946)	(671,173)
Initial recognition and changes in fair value of biological assets and agricultural produce	227,740	122,729	68,589
Changes in net realizable value of agricultural produce after harvest	(12,879)	7,005	1,825
Margin on manufacturing and agricultural activities before operating expenses	484,248	335,552	286,379
General and administrative expenses	(69,794)	(53,428)	(57,202)
Selling expenses	(117,662)	(95,058)	(106,972)
Other operating (expense)/ income, net	(18,768)	1,987	(822)
Profit from operations	278,024	189,053	121,383
Finance income	36,670	26,054	9,908
Finance costs	(151,681)	(213,776)	(202,566)
Other financial results - Net gain of inflation effects on the monetary items	11,541	12,064	92,437
Financial results, net	(103,470)	(175,658)	(100,221)
Profit before income tax	174,554	13,395	21,162
Income tax (expense)	(43,837)	(12,325)	(20,820)
Profit for the year	130,717	1,070	342
Attributable to:
Equity holders of the parent	130,669	412	(772)
Non-controlling interest	$ 48	$ 658	$ 1,114
Earnings / (Loss) per share from operations attributable to the equity holders of the parent during the year:
Basic earnings per share (USD per share)	$ 1.135	$ 0.003	$ (0.007)
Diluted earnings per share (USD per share)	$ 1.130	$ 0.003	$ (0.007)